Share-based Compensation (Tables)	12 Months Ended
Jun. 30, 2014
SHARE-BASED COMPENSATION [Abstract]
Schedule of share option activities

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)
		US$
Balance at June 30, 2013	22,276,874	1.77	2.81
Granted	3,620,000	3.32
Exercised	(7,663,409)	0.85
Expired	(60,000)	1.80
Forfeited	(380,129)	3.35

Balance at June 30, 2014	17,793,336	2.43	2.82

Vested and exercisable at June 30, 2014	12,136,489	1.96	2.02

Schedule of assumptions used in binomial option-pricing model

	For the Year Ended June 30,
	2012	2013	2014
Risk-free interest rate (per annum)	1.73%~2.01%	1.23%~1.47%	1.28%~2.78%
Contractual life of the option	5	6	6
Expected dividend yield	0%	0%	0%
Expected volatility	61.12%~62.04%	54.06%~56.38%	47.19%~55.10%
Post-vesting forfeiture rate	6%-8%	0%	0%